Earnings Per Share - Schedule of Anti-dilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Time-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share because their effect would have been anti-dilutive (in shares)	106	0	0
Performance-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share because their effect would have been anti-dilutive (in shares)	277	591	375